Events occurring after the balance sheet date (Details) $ in Thousands	Aug. 27, 2020 € / shares	Jul. 17, 2020 USD ($)
Events after balance sheet date
Proposed dividend per share | € / shares	€ 1.20
Redemption of bonds | Fresenius Medical Care US Finance II, Inc.
Events after balance sheet date
Redemption of bonds | $		$ 500,000